Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	May 31, 2021	May 31, 2020
Cash flows from operating activities:
Net loss	$ (6,194,829)	$ (2,665,779)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	1,117,667
Depreciation expense	229,513	57,473
Amortization expense	295,709	211,067
Impairment loss	359,129
Deferred lease expense	(26,248)	(776)
Debt forgiveness income		(93,761)
Issuance of shares for services	2,984,271	161,776
Changes in operating assets and liabilities:
Accounts receivable	(32,448)	(127,653)
Inventory	(63,474)	(15,787)
Prepaid expenses	(16,500)	(5,588)
Security deposits	(25,422)	(2,568)
Deferred brokerage fees	69,280	(18,592)
Deferred revenues	(157,137)	123,882
Accounts payable	337,022	123,142
Accrued expenses	(245,464)	729,902
Due from franchisee	(23,007)
Net cash used in operating activities	(1,391,938)	(1,523,262)
Cash flows from investing activities:
Cash (used in)/acquired from acquisition	(150,000)	26,180
Purchase of property and equipment	(1,949)	(163,472)
Net cash provided by (used in) investing activities	(151,949)	(137,292)
Cash flows from financing activities:
Repayment of note payable	(2,137,753)
Proceeds from note payable	3,417,430	192,048
Proceeds from sale of Private Units	500,000	87,700
Deferred financing costs	(209,296)	(98,198)
Non-controlling interest of original investment in subsidiaries	202,500	24,054
Private placement funds received	41,735	75,000
Net cash provided by financing activities	1,814,616	280,604
Net change in cash	254,049	(1,379,950)
Cash - beginning of period	160,208	1,540,158
Cash - end of period	414,257	160,208
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information
Common stock issued for consideration in an acquisition of assets	871,852	1,440,000
Conversion of debt to common shares	100,000
Increase in prepaid expenses and accrued expenses	30,555
Warrants issued for debt discount	(1,521,754)
Goodwill		2,226,166
Property and equipment		9,503
Deferred brokerage fees		805,975
Accounts payable		(3,574)
Deferred revenue		$ (1,624,250)